Property and equipment, net (Details 1)	12 Months Ended
Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Abstract]
Construction-in-progress description	Guiyang Longdongbao Project (cloud computing facility in Guiyang)
Value	$ 12,260,536
Estimated Completion date	Aug. 31, 2022
Estimated Additional Cost to Complete	$ 10,000,000